UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21471

        Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
September 30, 2004

Shares	Description(1)					Value

	COMMON STOCKS - 102.1% (71.2% of Total Investments)
	Aerospace & Defense - 6.1%
140,000	Lockheed Martin Corporation					$ 7,809,200
235,000	Raytheon Company					8,925,300

						16,734,500

	Auto Components - 1.9%
555,000	Delphi Corporation					5,155,950

	Chemicals - 2.3%
492,000	DSM NV Sponsored ADR					6,445,200

	Commercial Banks - 5.1%
150,000	Wachovia Corporation					7,042,500
120,000	Wells Fargo & Company					7,155,600

						14,198,100

	Commercial Services & Supplies - 2.5%
155,000	Pitney Bowes Inc.					6,835,500

	Communications Equipment - 2.2%
343,000	KT Corporation Sponsored ADR					6,198,010

	Containers & Packaging - 2.2%
250,000	Packaging Corp of America					6,117,500

	Diversified Financial Services - 5.4%
150,000	Citigroup Inc.					6,618,000
205,000	JPMorgan Chase & Co.					8,144,650

						14,762,650

	Diversified Telecommunication Services - 9.3%
235,000	SBC Communications Inc.					6,098,250
330,000	Sprint Corporation					6,642,900
235,000	Telecom Italia S.p.A. Sponsored ADR					5,416,750
190,000	Verizon Communications Inc.					7,482,200

						25,640,100

	Electric Utilities - 7.7%
110,000	Dominion Resources, Inc.					7,177,500
175,000	FirstEnergy Corp.					7,189,000
652,000	Korea Electric Power Corporation (KEPCO) Sponsored ADR					6,878,600

						21,245,100

	Food & Staples Retailing - 4.9%
375,000	Albertson's, Inc.					8,973,750
240,625	J. Sainsbury plc Sponsored ADR					4,523,750

						13,497,500

	Food Products - 1.2%
120,000	Tate & Lyle plc Sponsored ADR					3,366,000

	Household Durables - 3.4%
207,000	Newell Rubbermaid Inc.					4,148,280
80,000	Kimberly-Clark Corporation					5,167,200

						9,315,480

	Insurance - 5.9%
390,000	Aon Corporation					11,208,600
80,000	The Hartford Financial Services Group, Inc.					4,954,400

						16,163,000

	Metals & Mining - 5.9%
404,000	Alumina Limited Sponsored ADR					6,609,440
90,000	Rio Tinto plc Sponsored ADR					9,778,500

						16,387,940

	Oil & Gas - 13.6%
80,000	ChevronTexaco Corporation					4,291,200
110,000	ConocoPhillips					9,113,500
53,000	Eni S.p.A. Sponsored ADR					5,951,900
215,000	Kerr-McGee Corporation					12,308,750
55,000	Total SA Sponsored ADR					5,619,350

						37,284,700

	Paper & Forest Products - 4.5%
125,000	International Paper Company					5,051,250
110,000	Weyerhaeuser Company					7,312,800

						12,364,050

	Road & Rail - 1.9%
90,000	Union Pacific Corporation					5,274,000

	Thrifts & Mortgage Finance - 7.9%
192,000	Fannie Mae					12,172,800
265,000	IndyMac Bancorp, Inc.					9,593,000

						21,765,800

	Tobacco - 6.9%
235,000	Altria Group, Inc.					11,054,400
330,000	Loews Corp - Carolina Group					8,042,100

						19,096,500

	Water Utilities - 1.3%
180,000	United Utilities plc Sponsored ADR					3,664,800

	Total Common Stocks (cost $269,014,717)					281,512,380

					Ratings*

Shares	Description(1)		Coupon	Moody's	S&P	Value

	PREFERRED SECURITIES - 11.5% (8.0% of Total Investments)
	Commercial Banks - 2.9%
40,600	Abbey National plc		7.375%	A2	A	$ 1,081,584
23,500	Abbey National plc, Series B		7.375%	A2	A	635,440
80,000	ABN AMRO Capital Trust Fund VII		6.080%	A2	A	1,941,600
28,100	Citigroup Inc., Series H (a)		6.231%	Aa3	NA	1,544,095
36,800	Fannie Mae (a)		5.125%	Aa3	NA	1,652,320
40,000	Royal Bank of Scotland Group plc, Series M		6.400%	A1	A	1,010,800

						7,865,839

	Consumer Finance - 0.7%
36,100	SLM Corporation, Series A (a)		6.970%	Baa1	BBB+	2,066,725

	Diversified Financial Services - 3.2%
17,500	Bear Stearns Companies Inc. Series F (a)		6.150%	A3	BBB	915,250
20,000	Citigroup Inc., Series F (a)		6.365%	Aa3	NA	1,084,600
12,000	Fannie Mae (a)		5.500%	Aa3	NA	565,800
26,900	Fannie Mae (a)		5.810%	Aa3	AA-	1,338,275
17,600	Federal Home Loan Mortgage Corporation (a)		6.000%	Aa3	AA-	915,200
21,900	Federal Home Loan Mortgage Corporation (a)		5.000%	Aa3	AA-	957,030
20,000	Federal Home Loan Mortgage Corporation (a)		5.700%	Aa3	AA-	992,000
77,700	Lehman Brothers Holdings Inc., Series F (a)		6.500%	NA	BBB+	2,041,956

						8,810,111

	Electric Utilities - 1.8%
39,500	Alabama Power Company, Series A		5.300%	Baa1	BBB+	976,393
8,500	Consolidated Edison Company of New York Inc.		5.000%	A3	BBB+	743,750
43,500	Interstate Power and Light Company (a)		7.100%	Baa3	BBB-	1,179,938
40,000	Mississippi Power Company		5.250%	NA	BBB+	986,252
40,000	Savannah Electric and Power Company		6.000%	Baa1	BBB+	1,050,000

						4,936,333

	Insurance - 2.5%
70,000	Ace Ltd., Series C		7.800%	Baa2	BBB-	1,883,000
40,000	Genworth Financial Inc., Series A		5.250%	Baa1	BBB+	2,111,252
25,600	ING Group NV		6.200%	A2	A-	627,968
5,000	ING Group NV		7.050%	NA	A-	130,650
48,400	ING Group NV		7.200%	A2	A-	1,287,440
30,000	Prudential plc		6.750%	Baa1	A	762,900

						6,803,210

	Oil & Gas - 0.4%
11,000	Devon Energy Corporation, Series A (a)		6.490%	Ba1	BB+	1,153,625

	Total Preferred Securities (cost 31,598,810)					31,635,843

					Ratings*
Principal			Stated
Amount (000)	Description(1)	Coupon	Maturity**	Moody's	S&P	Value

	CORPORATE BONDS - 5.9% (4.1% of Total Investments)

	Construction Materials - 1.2%
2,800	Texas Industries Inc.	10.250%	6/15/11	B1	BB-	3,234,000

	Hotels, Restaurants & Leisure - 0.8%
2,000	Park Place Entertainment	8.875%	9/15/08	Ba2	BB-	2,285,000

	Oil & Gas - 1.2%
3,000	Chesapeake Energy Corporation	8.375%	11/01/08	Ba3	BB-	3,285,000

	Paper & Forest Products - 0.8%
2,000	Georgia Pacific Corporation	7.375%	7/15/08	Ba2	BB+	2,190,000

	Real Estate - 1.9%
2,000	D.R. Horton, Inc.	7.500%	12/01/07	Ba1	BB+	2,210,000
2,000	Standard Pacific Corporation	6.500%	10/01/08	Ba2	BB	2,100,000
1,000	Standard Pacific Corporation	9.500%	9/15/10	Ba2	BB	1,100,000

						5,410,000

	Total Corporate Bonds (cost $16,065,136)					16,404,000

					Ratings*
Principal			Stated
Amount (000)	Description(1)		Maturity**	Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 21.6% (15.0% of Total Investments)
	Aerospace and Defense - 0.6%
215	Vought Aircraft Industries, Inc., Term Loan B		6/30/07	Ba3	B+	$ 217,933
1,359	Vought Aircraft Industries, Inc., Term Loan C		6/30/08	Ba3	B+	1,375,074

						1,593,007

	Auto Components - 2.3%
2,000	Federal-Mogul Corporation, Term Loan A (b)		2/24/04	NR	NR	1,846,250
1,995	Mark IV Industries, Inc., Term Loan B		6/23/11	B1	BB-	2,028,042
2,260	Metaldyne Company LLC, Term Loan D		12/31/09	B2	BB-	2,259,784

						6,134,076

	Construction & Engineering - 1.6%
2,843	Amsted Industries Incorporated, Term Loan B		10/15/10	B1	BB-	2,878,176
2,000	Anthony Crane Rental, L.P., Term Loan		7/23/04	NR	NR	1,595,000

						4,473,176

	Containers & Packaging - 3.6%
3,000	Owens-Illinois Group, Inc., Term Loan B		4/01/08	B1	BB-	3,042,188
2,985	Solo Cup Company, Term Loan		2/27/11	B1	B+	3,014,850
1,676	Stone Container Corporation, Term Loan B		6/30/09	NR	NR	1,688,217
221	Stone Container Corporation, Term Loan C		6/30/09	NR	NR	223,018
1,990	United States Can Company, Term Loan B		1/15/10	B2	B	1,985,025

						9,953,298

	Diversified/Conglomerate Manufacturing - 0.7%
1,995	PP Holding Corporation, Term Loan		11/12/11	B1	B+	2,011,833

	Electric Utilities - 0.7%
1,713	Sensus Metering Systems Inc., Term Loan B-1		12/17/10	B2	B+	1,734,457
257	Sensus Metering Systems Inc., Term Loan B-2		12/17/10	B2	B+	260,168

						1,994,625

	Healthcare Providers & Services - 1.4%
1,936	Alderwoods Group, Inc., Term Loan B-1		9/29/08	B1	BB-	1,965,687
1,995	IASIS Healthcare LLC, Term Loan B		6/22/11	B1	B+	2,021,683

						3,987,370

	Hotels, Restaurants & Leisure - 2.3%
1,990	24 Hour Fitness Worldwide, Inc., Term Loan B		7/01/09	B1	B	2,016,093
1,990	Jack in the Box Inc., Term Loan		1/09/10	Ba2	BB	2,017,363
2,289	Wyndham International, Inc., Term Loan II		4/01/06	NR	NR	2,285,705

						6,319,161

	Household Durables - 0.7%
1,839	Sealy Mattress Company, Term Loan C (Tranche C)		8/06/12	B2	B+	1,862,277

	Insurance - 0.7%
2,000	Conseco, Inc., Term Loan		6/22/10	B2	BB-	2,035,417

	Media - 4.5%
1,995	Charter Communications Operating, LLC, Term Loan B		4/07/11	B2	B	1,981,477
2,000	Freedom Communications, Inc., Term Loan B		5/18/12	Ba3	BB	2,032,500
2,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B		4/26/11	NR	NR	2,008,000
1,930	Regal Cinemas Corporation, Term Loan		11/10/10	Ba3	BB-	1,953,665
944	Transwestern Publishing Company LLC, First Lien Term Loan B		2/25/11	B1	B+	951,314
995	Transwestern Publishing Company LLC, Second Lien Term Loan		2/25/12	B3	B-	1,004,329
2,237	WMG Acquisition Corp., Term Loan		2/27/11	B1	B+	2,270,632

						12,201,917

	Real Estate - 0.8%
2,055	Crescent Real Estate Funding XII, L.P., Term Loan		3/20/06	NR	NR	2,074,126

	Road & Rail - 1.0%
2,820	Laidlaw Inc., Term Loan B-1		6/19/09	Ba3	BB+	2,867,146

	Wireless Telecommunication Services - 0.7%
1,985	Nextel Finance Company, Term Loan E		12/15/10	Ba1	BBB	1,997,008

	Total Variable Rate Senior Loan Interests (cost $59,202,398)					59,504,437

	REPURCHASE AGREEMENTS - 2.4% (1.7% of Total Investments)
6,618	State Street Bank, 1.7000%, dated 9/30/04, due 10/01/04, repurchase price $6,618,618					6,618,305
	collateralized by $5,710,000 U.S. Treasury Bonds, 6.250%, due 8/15/23, value $6,752,075

$6,618	Total Repurchase Agreements (cost $6,618,305)					6,618,305

	Total Investments (cost $382,499,366) - 143.5%					395,674,965

	FundNotes (28.3)%					(78,000,000)

	Other Assets Less Liabilities - 1.1%					3,037,974

	FundPreferred Shares, at Liquidation Value (16.3)%					(45,000,000)

	Net Assets Applicable to Common Shares - 100%					$ 275,712,939

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank
Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the certificate of deposit rate.
Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
**	Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment.
Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur.
As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior
Loans held in it portfolio will be approximately 18-24 months.
(a)	Security is eligible for the Dividends Received Deduction.
(b)	At or subsequent to September 30, 2004, this issue was under protection of the federal bankruptcy court.
NR	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization on debt securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $382,658,427.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$21,349,850
	Depreciation	(8,333,312)

	Net unrealized appreciation of investments	$13,016,538

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.